Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Short-Term and Long-Term Debt

16. Short-Term and Long-Term Debt

Short-term debt consists of borrowings from financial institutions and commercial paper.

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2018 and 2019 are as follows:

March 31, 2018

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥83,940	2.0%
Short-term debt outside Japan, mainly from banks	167,920	3.1
Commercial paper in Japan	51,597	0.0
Commercial paper outside Japan	3,297	3.5

	¥306,754	2.3

March 31, 2019

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥121,870	1.9%
Short-term debt outside Japan, mainly from banks	146,618	3.7
Commercial paper in Japan	38,598	0.0
Commercial paper outside Japan	2,463	3.3

	¥309,549	2.5

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2018 and 2019 are as follows:

March 31, 2018

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2019~2035	¥497,392	1.3%
Floating rate	2019~2077	1,660,225	1.4
Insurance companies and others:
Fixed rate	2020~2035	329,841	0.9
Floating rate	2019~2077	316,899	1.0
Unsecured bonds	2021~2027	756,865	1.6
Unsecured notes under medium-term note program	2021~2024	183,224	3.1
Payables under securitized lease receivables	2021~2023	53,017	0.3
Payables under securitized loan receivables and investment in securities	2024~2039	29,041	3.1

		¥3,826,504	1.4

March 31, 2019

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2020~2037	¥496,431	1.2%
Floating rate	2020~2077	1,895,176	1.8
Insurance companies and others:
Fixed rate	2020~2037	348,103	0.8
Floating rate	2023~2077	271,170	0.7
Unsecured bonds	2023~2029	807,460	1.8
Unsecured notes under medium-term note program	2021~2027	190,082	3.1
Payables under securitized lease receivables	2021~2023	20,151	0.3
Payables under securitized loan receivables and investment in securities	2022~2039	157,649	2.4

		¥4,186,222	1.7

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2019 is as follows:

Years ending March 31,	Millions of yen
2020	¥582,711
2021	590,099
2022	501,554
2023	512,561
2024	476,780
Thereafter	1,522,517

Total	¥4,186,222

Borrowings with floating rate from banks, insurance companies and others include the amount of ¥94,000 million of subordinated syndicated loan (hybrid loan executed in fiscal 2017, whose maturity date is fiscal 2077), and ¥60,000 million and ¥34,000 million can be repaid after 5 years, and 7 years respectively.

For borrowings from banks, insurance companies and other financial institutions, for bonds, and for medium-term notes, principal repayments are made upon maturity of the loan contracts and interest payments are usually paid semi-annually.

During fiscal 2017, 2018 and 2019, the Company and certain subsidiaries recognized net amortization expenses of premiums and discounts of bonds and medium-term notes, and deferred issuance costs of bonds and medium-term notes in the amount of ¥924 million, ¥957 million and ¥1,005 million, respectively.

Total committed credit lines for the Company and its subsidiaries were ¥466,164 million and ¥497,882 million at March 31, 2018 and 2019, respectively, and, of these lines, ¥332,670 million and ¥346,609 million were available at March 31, 2018 and 2019, respectively. Of the available committed credit lines, ¥268,759 million and ¥303,309 million were long-term committed credit lines at March 31, 2018 and 2019, respectively.

The agreements related to debt payable to banks provide that the banks under certain circumstances may request additional security for loans and have the right to offset cash deposited against any short-term or long-term debt that becomes due and, in case of default and certain other specified events, against all other debt payable to the banks.

Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 13 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2019:

Millions of yen
Minimum lease payments, loans and investment in operating leases	¥109,210
Investment in securities	160,408
Property under facility operations	31,264
Other assets and other	28,895

¥329,777

As of March 31, 2019, debt liabilities was secured by shares of subsidiaries of ¥33,280 million, which were eliminated through consolidation adjustment, and debt liabilities of affiliates were secured by investment in affiliates of ¥49,125 million. In addition, ¥46,029 million was pledged primarily by investment in securities for collateral deposits and deposit for real estate transaction as of March 31, 2019.

Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of March 31, 2019.